Offsetting financial assets and financial liabilities	12 Months Ended
Dec. 31, 2018
Offsetting Financial Assets And Financial Liabilities [Line Items]
Disclosure Of Offsetting Of Financial Assets And Financial Liabilities Explanatory

Note 25 Offsetting financial assets and financial liabilities

UBS enters into netting agreements with counterparties to manage the credit risks associated primarily with repurchase and reverse repurchase transactions, securities borrowing and lending, over-the-counter derivatives and exchange-traded derivatives. These netting agreements and similar arrangements generally enable the counterparties to set off liabilities against available assets received in the ordinary course of business and / or in the event that the counterparty to the transaction is unable to fulfill its contractual obligations. The right of setoff is a legal right to settle or otherwise eliminate all or a portion of an amount due by applying an amount receivable from the same counterparty against it, thus reducing credit exposure.

The table below provides a summary of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements, as well as financial collateral received to mitigate credit exposures for these financial assets. The gross financial assets of the Group that are subject to offsetting, enforceable netting arrangements and similar agreements are reconciled to the net amounts presented within the associated balance sheet line, after giving effect to financial liabilities with the same counterparties that have been offset on the balance sheet and other financial assets not subject to an enforceable netting arrangement or similar agreement. Further, related amounts for financial liabilities and collateral received that are not offset on the balance sheet are shown to arrive at financial assets after consideration of netting potential.

The Group engages in a variety of counterparty credit mitigation strategies in addition to netting and collateral arrangements. Therefore, the net amounts presented in the tables on this and on the next page do not purport to represent their actual credit exposure.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
	Assets subject to netting arrangements
	Netting recognized on the balance sheet			Netting potential not recognized onthe balance sheet[4]			Assets notsubject to netting arrangements[5]	Total assets
As of 31.12.18, USD billion	Gross assetsbefore netting	Netting with gross liabilities[3]	Net assetsrecognizedon thebalance sheet	Financialliabilities	Collateralreceived	Assets afterconsideration ofnettingpotential	Assetsrecognizedon thebalance sheet	Total assetsafter considerationof netting potential	Total assetsrecognized on the balancesheet
Receivables from securities financing transactions[1]	88.5	(13.0)	75.5	(4.4)	(71.2)	0.0	19.8	19.8	95.3
Derivative financial instruments	124.3	(4.3)	120.0	(90.8)	(24.0)	5.2	6.2	11.4	126.2
Cash collateral receivables on derivative instruments[2]	24.6	(2.3)	22.3	(13.5)	(1.0)	7.8	1.3	9.1	23.6
Financial assets at fair value not held for trading[1]	85.4	(77.5)	7.8	(1.4)	(6.4)	0.0	74.9	74.9	82.7
of which: reverse repurchase agreements	85.3	(77.5)	7.8	(1.4)	(6.4)	0.0	2.1	2.1	9.9
Total assets	322.9	(97.2)	225.7	(110.0)	(102.6)	13.0	102.2	115.2	327.9

As of 31.12.17, USD billion
Receivables from securities financing transactions[1]	147.9	(78.8)	69.1	(7.7)	(61.4)	0.0	22.8	22.8	92.0
Derivative financial instruments	117.2	(2.1)	115.1	(85.6)	(21.3)	8.2	6.2	14.4	121.3
Cash collateral receivables on derivative instruments[2]	22.2	(1.1)	21.1	(12.0)	(0.8)	8.3	2.9	11.2	24.0
Financial assets at fair value not held for trading[1]	0.4	0.0	0.4	0.0	(0.2)	0.2	60.0	60.3	60.5
Total assets	287.8	(82.0)	205.8	(105.4)	(83.7)	16.8	91.9	108.7	297.7
1 Certain reverse repurchase agreements were reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 as of 1 January 2018. This has resulted in an increase in amounts presented on the line “Financial assets at fair value not held for trading” and a decrease in amounts presented on the line “Receivables from securities financing transactions.” Refer to Note 1c for more information. 2 The net amount of Cash collateral receivables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and exchange-traded derivatives that are economically settled on a daily basis. 3 The logic of the table results in amounts presented in the “Netting with gross liabilities” column corresponding directly to the amounts presented in the “Netting with gross assets” column in the liabilities table presented on the following page. Netting in this column for reverse repurchase agreements presented within the lines “Receivables from securities financing transactions” and “Financial assets at fair value not held for trading” taken together corresponds to the amounts presented for repurchase agreements in the “Payables from securities financing transactions” and “Other financial liabilities designated at fair value” lines in the liabilities table presented on the following page. 4 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped by the relevant netting agreement so as not to exceed the net amount of financial assets presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table. 5 Includes assets not subject to enforceable netting arrangements and other out-of-scope items.

The table below provides a summary of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements, as well as financial collateral pledged to mitigate credit exposures for these financial liabilities. The gross financial liabilities of UBS that are subject to offsetting, enforceable netting arrangements and similar agreements are reconciled to the net amounts presented within the associated balance sheet line, after giving effect to financial assets with the same counterparties that have been offset on the balance sheet and other financial liabilities not subject to an enforceable netting arrangement or similar agreement. Further, related amounts for financial assets and collateral pledged that are not offset on the balance sheet are shown to arrive at financial liabilities after consideration of netting potential.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
	Liabilities subject to netting arrangements
	Netting recognized on the balance sheet			Netting potential not recognized on the balance sheet[4]			Liabilities notsubject to netting arrangements[5]	Total liabilities
As of 31.12.18, USD billion	Grossliabilitiesbeforenetting	Netting with gross assets[3]	Net liabilitiesrecognizedon thebalancesheet	Financialassets	Collateralpledged	Liabilitiesafter consideration of nettingpotential	Liabilitiesrecognizedon thebalance sheet	Total liabilities after considerationof nettingpotential	Total liabilitiesrecognizedon thebalance sheet
Payables from securities financing transactions[1]	20.6	(12.4)	8.3	(3.6)	(4.7)	0.0	2.0	2.0	10.3
Derivative financial instruments	124.1	(4.3)	119.8	(90.8)	(20.9)	8.1	5.9	14.0	125.7
Cash collateral payables on derivative instruments[2]	29.0	(2.3)	26.7	(14.2)	(1.2)	11.3	2.2	13.5	28.9
Other financial liabilities designated at fair value[1]	86.6	(78.2)	8.4	(2.1)	(5.9)	0.4	25.2	25.6	33.6
of which: repurchase agreements	86.1	(78.2)	7.9	(2.1)	(5.9)	0.0	1.6	1.6	9.5
Total liabilities	260.4	(97.2)	163.2	(110.7)	(32.6)	19.8	35.4	55.2	198.5

As of 31.12.17, USD billion
Payables from securities financing transactions[1]	92.5	(78.8)	13.7	(7.7)	(6.0)	0.0	3.8	3.8	17.5
Derivative financial instruments	114.3	(2.1)	112.2	(85.6)	(15.4)	11.2	6.9	18.1	119.1
Cash collateral payables on derivative instruments[2]	30.2	(1.1)	29.2	(16.7)	(1.2)	11.3	1.9	13.1	31.0
Other financial liabilities designated at fair value[1]	1.9	0.0	1.9	0.0	(0.1)	1.8	14.7	16.5	16.6
Total liabilities	239.0	(82.0)	157.0	(110.0)	(22.7)	24.3	27.3	51.6	184.3
1 Certain repurchase agreements were reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 as of 1 January 2018. This has resulted in an increase in amounts presented on the line “Other financial liabilities designated at fair value” and a decrease in amounts presented on the line “Payables from securities financing transactions.” Refer to Note 1c for more information. 2 The net amount of Cash collateral payables on derivative instruments recognized on the balance sheet includes certain exchange-traded derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and exchange-traded derivatives that are economically settled on a daily basis. 3 The logic of the table results in amounts presented in the “Netting with gross assets” column corresponding to the amounts presented in the “Netting with gross liabilities” column in the assets table presented on the previous page. Netting in this column for repurchase agreements presented within the lines “Payables from securities financing transactions” and “Other financial liabilities designated at fair value” taken together corresponds to the amounts presented for reverse repurchase agreements in the “Receivables from securities financing transactions” and “Financial assets at fair value not held for trading” lines in the assets table presented on the previous page. 4 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped by the relevant netting agreement so as not to exceed the net amount of financial liabilities presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table. 5 Includes liabilities not subject to enforceable netting arrangements and other out-of-scope items.

UBS AG
Offsetting Financial Assets And Financial Liabilities [Line Items]
Disclosure Of Offsetting Of Financial Assets And Financial Liabilities Explanatory

Note 25 Offsetting financial assets and financial liabilities

UBS AG enters into netting agreements with counterparties to manage the credit risks associated primarily with repurchase and reverse repurchase transactions, securities borrowing and lending, over-the-counter derivatives and exchange-traded derivatives. These netting agreements and similar arrangements generally enable the counterparties to set off liabilities against available assets received in the ordinary course of business and / or in the event that the counterparty to the transaction is unable to fulfill its contractual obligations. The right of setoff is a legal right to settle or otherwise eliminate all or a portion of an amount due by applying an amount receivable from the same counterparty against it, thus reducing credit exposure.

The table below provides a summary of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements, as well as financial collateral received to mitigate credit exposures for these financial assets. The gross financial assets of UBS AG that are subject to offsetting, enforceable netting arrangements and similar agreements are reconciled to the net amounts presented within the associated balance sheet line, after giving effect to financial liabilities with the same counterparties that have been offset on the balance sheet and other financial assets not subject to an enforceable netting arrangement or similar agreement. Further, related amounts for financial liabilities and collateral received that are not offset on the balance sheet are shown to arrive at financial assets after consideration of netting potential.

UBS AG engages in a variety of counterparty credit mitigation strategies in addition to netting and collateral arrangements. Therefore, the net amounts presented in the tables on this and on the next page do not purport to represent their actual credit exposure.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
	Assets subject to netting arrangements
	Netting recognized on the balance sheet			Netting potential not recognized onthe balance sheet[4]			Assets notsubject to netting arrangements[5]	Total assets
As of 31.12.18, USD billion	Gross assetsbefore netting	Netting with gross liabilities[3]	Net assetsrecognizedon thebalance sheet	Financialliabilities	Collateralreceived	Assets afterconsideration ofnettingpotential	Assetsrecognizedon thebalance sheet	Total assetsafter considerationof netting potential	Total assetsrecognized on the balancesheet
Receivables from securities financing transactions[1]	88.5	(13.0)	75.5	(4.4)	(71.2)	0.0	19.8	19.8	95.3
Derivative financial instruments	124.3	(4.3)	120.0	(90.8)	(24.0)	5.2	6.2	11.4	126.2
Cash collateral receivables on derivative instruments[2]	24.6	(2.3)	22.3	(13.5)	(1.0)	7.8	1.3	9.1	23.6
Financial assets at fair value not held for trading[1]	85.4	(77.5)	7.8	(1.4)	(6.4)	0.0	74.6	74.6	82.4
of which: reverse repurchase agreements	85.3	(77.5)	7.8	(1.4)	(6.4)	0.0	2.1	2.1	9.9
Total assets	322.9	(97.2)	225.7	(110.0)	(102.6)	13.0	101.9	114.9	327.6
As of 31.12.17, USD billion
Receivables from securities financing transactions[1]	147.9	(78.8)	69.1	(7.7)	(61.4)	0.0	22.8	22.8	92.0
Derivative financial instruments	117.2	(2.1)	115.1	(85.6)	(21.3)	8.2	6.2	14.4	121.3
Cash collateral receivables on derivative instruments[2]	22.2	(1.1)	21.1	(12.0)	(0.8)	8.3	2.9	11.2	24.0
Financial assets at fair value not held for trading[1]	0.4	0.0	0.4	0.0	(0.2)	0.2	59.6	59.9	60.1
Total assets	287.8	(82.0)	205.8	(105.4)	(83.7)	16.8	91.6	108.3	297.4
1 Certain reverse repurchase agreements were reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 as of 1 January 2018. This has resulted in an increase in amounts presented on the line “Financial assets at fair value not held for trading” and a decrease in amounts presented on the line “Receivables from securities financing transactions.” Refer to Note 1c for more information. 2 The net amount of Cash collateral receivables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and exchange-traded derivatives that are economically settled on a daily basis. 3 The logic of the table results in amounts presented in the “Netting with gross liabilities” column corresponding directly to the amounts presented in the “Netting with gross assets” column in the liabilities table presented on the following page. Netting in this column for reverse repurchase agreements presented within the lines “Receivables from securities financing transactions” and “Financial assets at fair value not held for trading” taken together corresponds to the amounts presented for repurchase agreements in the “Payables from securities financing transactions” and “Other financial liabilities designated at fair value” lines in the liabilities table presented on the following page. 4 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped by the relevant netting agreement so as not to exceed the net amount of financial assets presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table. 5 Includes assets not subject to enforceable netting arrangements and other out-of-scope items.

The table below provides a summary of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements, as well as financial collateral pledged to mitigate credit exposures for these financial liabilities. The gross financial liabilities of UBS AG that are subject to offsetting, enforceable netting arrangements and similar agreements are reconciled to the net amounts presented within the associated balance sheet line, after giving effect to financial assets with the same counterparties that have been offset on the balance sheet and other financial liabilities not subject to an enforceable netting arrangement or similar agreement. Further, related amounts for financial assets and collateral pledged that are not offset on the balance sheet are shown to arrive at financial liabilities after consideration of netting potential.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
	Liabilities subject to netting arrangements
	Netting recognized on the balance sheet			Netting potential not recognized on the balance sheet[4]			Liabilities notsubject to netting arrangements[5]	Total liabilities
As of 31.12.18, USD billion	Grossliabilitiesbeforenetting	Netting with gross assets[3]	Net liabilitiesrecognizedon thebalancesheet	Financialassets	Collateralpledged	Liabilitiesafter consideration of nettingpotential	Liabilitiesrecognizedon thebalance sheet	Total liabilities after considerationof nettingpotential	Total liabilitiesrecognizedon thebalance sheet
Payables from securities financing transactions[1]	20.6	(12.4)	8.3	(3.6)	(4.7)	0.0	2.0	2.0	10.3
Derivative financial instruments	124.1	(4.3)	119.8	(90.8)	(20.9)	8.1	5.9	14.0	125.7
Cash collateral payables on derivative instruments[2]	29.0	(2.3)	26.7	(14.2)	(1.2)	11.3	2.2	13.5	28.9
Other financial liabilities designated at fair value[1]	86.6	(78.2)	8.4	(2.1)	(5.9)	0.4	25.2	25.6	33.6
of which: repurchase agreements	86.1	(78.2)	7.9	(2.1)	(5.9)	0.0	1.6	1.6	9.5
Total liabilities	260.4	(97.2)	163.2	(110.7)	(32.6)	19.8	35.4	55.2	198.5

As of 31.12.17, USD billion
Payables from securities financing transactions[1]	92.5	(78.8)	13.7	(7.7)	(6.0)	0.0	3.8	3.8	17.5
Derivative financial instruments	114.3	(2.1)	112.2	(85.6)	(15.4)	11.2	6.9	18.1	119.1
Cash collateral payables on derivative instruments[2]	30.2	(1.1)	29.2	(16.7)	(1.2)	11.3	1.9	13.1	31.0
Other financial liabilities designated at fair value[1]	1.9	0.0	1.9	0.0	(0.1)	1.8	14.7	16.5	16.6
Total liabilities	239.0	(82.0)	157.0	(110.0)	(22.7)	24.3	27.3	51.6	184.3
1 Certain repurchase agreements were reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 as of 1 January 2018. This has resulted in an increase in amounts presented on the line “Other financial liabilities designated at fair value” and a decrease in amounts presented on the line “Payables from securities financing transactions.” Refer to Note 1c for more information. 2 The net amount of Cash collateral payables on derivative instruments recognized on the balance sheet includes certain exchange-traded derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and exchange-traded derivatives that are economically settled on a daily basis. 3 The logic of the table results in amounts presented in the “Netting with gross assets” column corresponding to the amounts presented in the “Netting with gross liabilities” column in the assets table presented on the previous page. Netting in this column for repurchase agreements presented within the lines “Payables from securities financing transactions” and “Other financial liabilities designated at fair value” taken together corresponds to the amounts presented for reverse repurchase agreements in the “Receivables from securities financing transactions” and “Financial assets at fair value not held for trading” lines in the assets table presented on the previous page. 4 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped by the relevant netting agreement so as not to exceed the net amount of financial liabilities presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table. 5 Includes liabilities not subject to enforceable netting arrangements and other out-of-scope items.